Net finance costs	12 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Net finance costs
Net finance costs

	Year ended September 30
	2019	2018
	$	$
Interest on long-term debt	63,312	62,875
Net interest costs on net defined benefit obligations or assets (Note 16)	3,813	5,754
Other finance costs	15,071	8,166
Finance costs	82,196	76,795
Finance income	(11,566)	(2,910)
	70,630	73,885